Note 20 - Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2024
Notes
Note 20 - Condensed financial information of the parent company

Note 20 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2023.

PARENT COMPANY BALANCE SHEETS

	As of December 31, 2024	As of December 31, 2024

ASSETS
CURRENT ASSETS
Cash	$2,057,850	$-
Restricted cash	503,544	-
Prepayments, net	23,625
Other receivables and other current assets, net	16,000
Loans to subsidiaries	1,214,729
Total current assets	3,815,748	-

OTHER ASSETS
Investment in subsidiary	13,685,903	15,828,953
Total non-current assets	13,685,903	15,828,953

Total assets	17,423,876	15,828,953

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 11,793,485 and 10,440,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,179	1,044
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2024 and 2023	456	456
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,050,543	15,530,562
Statutory reserves	248,761	248,761
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total shareholders’ equity	17,423,876	15,828,953

Total liabilities and shareholders’ equity	$17,423,876	$15,828,953

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

	For the Years Ended December 31,
	2024	2023	2022

OTHER INCOME (EXPENSE)
General and administrative expenses	$(202,301)	$-	$-
Other income, net	22,630
Equity (loss) income of subsidiaries	(300,348)	856,536	2,851,467
Total other (loss) income, net	(480,019)	856,536	2,851,467

NET (LOSS) INCOME	(480,019)	856,536	2,851,467
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(727,743)	114,302	(430,893)
COMPREHENSIVE (LOSS) INCOME	$(1,207,762)	$970,838	$2,420,574

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(480,019)	$856,536	$2,851,467
Adjustments to reconcile net(loss) income to net cash used in operating activities:
Equity loss (income) of subsidiaries	300,348	(856,536)	(2,851,467)
Changes in prepayments and other receivables	(39,625)	-	-
Net cash used in operating activities	(219,296)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(1,214,729)	-	-
Net cash used in investing activities	(1,214,729)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares upon IPO	5,000,000	-	-
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	-	-
Payments of initial public offering costs	(1,418,521)	-	-
Net cash provided by financing activities	3,995,419	-	-

Effect of exchange rate change on cash and restricted cash	-	-	-

Changes in cash and restricted cash	2,561,394	-	-

Cash and restricted cash, beginning of year	-	-	-

Cash and restricted cash, end of year	$2,561,394	$-	$-
Cash	2,057,850	-	-
Restricted cash	503,544	-	-